Note 2 - Acquisitions 2016 Acquisitions (Details) bbl in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) bbl	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Acquisition
Cash consideration	$ 250	$ 243	$ 1,100
Alaska Logistics Assets
Acquisition
Purchase price	444
Alaska Logistics Assets | Phase One
Acquisition
Purchase price	$ 266
Capacity ratio | bbl	3.5
Cash consideration	$ 240
Equity consideration, value	26
Alaska Logistics Assets | Phase Two
Acquisition
Purchase price	178
Cash consideration	160
Equity consideration, value	$ 18